SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%

Asia - 6.0%

Australia - 3.4%
Atlassian Corp. *	3,525	603,374
BHP Group, Ltd. ADR	6,150	389,972
Macquarie Group, Ltd.	3,900	461,759
Woodside Energy Group, Ltd., ADR	2,222	49,839

		1,504,944

Japan - 1.6%
Astellas Pharma, Inc.	29,900	424,799
Recruit Holdings Co., Ltd.	10,800	297,098

		721,897

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	158,600	436,603

Europe - 33.6%

France - 0.6%
Safran SA, ADR	7,700	285,054

Germany - 5.6%
Allianz SE, ADR	35,000	806,750
Deutsche Post AG	4,050	189,684
Infineon Technologies AG	6,425	263,844
Muenchener Rueckversicherungs AG	1,500	524,454
Siemens AG	4,350	704,717
Siemens Energy AG *	1,600	35,282

		2,524,731

Ireland - 4.9%
Accenture, PLC	3,675	1,050,352
Linde, PLC	1,475	524,274
Medtronic, PLC	2,625	211,627
Trane Technologies, PLC	2,175	400,157

		2,186,410

Spain - 1.7%
Iberdrola SA	60,400	752,452

Switzerland - 6.9%
Chubb, Ltd.	2,650	514,577
Logitech International SA	9,625	558,827
Lonza Group AG	950	571,900
Nestle SA	6,075	740,728
Partners Group Holding AG	725	682,749

		3,068,781

United Kingdom - 13.9%
AstraZeneca, PLC, ADR	15,400	1,068,914
BAE Systems, PLC	74,675	903,279
Compass Group, PLC	14,500	364,408
Diageo, PLC, ADR	4,225	765,485
Glencore, PLC, ADR	25,200	288,288
London Stock Exchange Group, PLC	6,875	667,767
Man Group, PLC	162,675	473,909
RELX, PLC	14,450	468,008
Shell, PLC, ADR	20,525	1,181,009

		6,181,067

Name of Issuer	Quantity	Fair Value ($)

North America - 57.9%

United States - 57.9%
Abbott Laboratories	7,400	749,324
AES Corp.	5,100	122,808
Alphabet, Inc. - Class A *	9,000	933,570
Apple, Inc.	19,200	3,166,080
Applied Materials, Inc.	8,175	1,004,135
Arthur J Gallagher & Co.	3,775	722,195
Bank of America Corp.	8,500	243,100
Broadcom, Inc.	1,825	1,170,810
Cheniere Energy, Inc.	2,900	457,040
ConocoPhillips	4,125	409,241
Constellation Brands, Inc.	2,750	621,198
CVS Health Corp.	6,625	492,304
Equifax, Inc.	1,000	202,840
Euronet Worldwide, Inc. *	2,800	313,320
FedEx Corp.	1,950	445,556
Goldman Sachs Group, Inc.	1,400	457,954
Home Depot, Inc.	2,550	752,556
Honeywell International, Inc.	3,200	611,584
Johnson & Johnson	6,925	1,073,375
JPMorgan Chase & Co.	7,350	957,778
Lockheed Martin Corp.	1,565	739,822
McDonald’s Corp.	1,860	520,075
Microsoft Corp.	10,725	3,092,017
Mondelez International, Inc.	7,100	495,012
Otis Worldwide Corp.	3,875	327,050
PepsiCo, Inc.	4,875	888,712
Salesforce, Inc. *	725	144,841
Sherwin-Williams Co.	1,875	421,444
Starbucks Corp.	2,950	307,184
T Rowe Price Group, Inc.	2,450	276,605
Thermo Fisher Scientific, Inc.	1,175	677,235
Union Pacific Corp.	4,050	815,103
UnitedHealth Group, Inc.	1,625	767,959
Waste Management, Inc.	5,100	832,167
WEC Energy Group, Inc.	6,150	582,958

		25,794,952

Total Common Stocks (cost: $25,743,180)		43,456,891

Short-Term Securities - 2.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $1,020,497)	1,020,497	1,020,497

Total Investments in Securities - 99.8% (cost $26,763,677)		44,477,388

Other Assets and Liabilities, net - 0.2%		67,307

Net Assets - 100.0%		$44,544,695

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Global Dividend Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.2%
Technology Services	14.4
Electronic Technology	13.8
Health Technology	10.7
Producer Manufacturing	10.0
Consumer Non-Durables	7.9
Consumer Services	3.7
Energy Minerals	3.7
Utilities	3.3
Transportation	3.3
Industrial Services	2.9
Retail Trade	2.8
Process Industries	2.1
Health Services	1.7
Non-Energy Minerals	1.5
Commercial Services	0.5
Short-Term Securities	2.3

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,043,185	461,759	—	1,504,944
France	285,054	—	—	285,054
Germany	806,750	1,717,981	—	2,524,731
Ireland	2,186,410	—	—	2,186,410
Japan	—	721,897	—	721,897
Singapore	—	436,603	—	436,603
Spain	—	752,452	—	752,452
Switzerland	1,073,404	1,995,377	—	3,068,781
United Kingdom	3,303,696	2,877,371	—	6,181,067
United States	25,794,952	—	—	25,794,952
Short-Term Securities	1,020,497	—	—	1,020,497
Total:	35,513,948	8,963,440	—	44,477,388

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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